EQUITY (Details 3) (USD $)			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Stock Option One [Member]	Jun. 30, 2014 Stock Option Two [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share)			$ 1.45	$ 2.30
Outstanding options, Number (in shares)	214,000	450,000	214,000	94,000
Outstanding options, Average remaining contractual life (in years)			2 years 6 months	4 years 3 months 18 days
Exercisable options, Average Exercise price (in dollars per share)			$ 1.45	$ 2.30
Exercisable options, Number (in shares)			71,600	0
Exercisable options, Average remaining contractual life (in years)			2 years 6 months	0 years